SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION [Abstract]
Schedule of Capitalized Costs Related to Oil and Gas Activities

Capitalized costs related to oil and gas activities are as follows:

                                                      December 31,

                                                 2013             2012

                                             ------------     -----------

Unproved properties                          $   214,584      $  150,001

Proved properties                              5,614,987               -

                                             ------------     -----------

                                               5,829,571         150,001

Accumulated depreciation and depletion           (60,100)              -

                                             ------------     -----------

                                             $ 5,769,471      $  150,001

                                             ============     ===========

Schedule of Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development

Costs incurred in oil and gas property acquisition,  exploration and development are as follows:

                                                                For the Period

                                                                March 28, 2012

                                       For the Year Ended    (inception) through

                                        December 31, 2013     December 31, 2012

                                       ------------------    -------------------

Acquisition of properties:

 Unproved                              $          43,515     $       150,001

 Proved                                        4,312,431                   -

Exploration costs                                 21,818                   -

Development costs                              1,301,806                   -

                                       ------------------    -------------------

                                       $       5,679,570     $       150,001

Schedule of Estimated Quantities of Proved Oil and Gas Reserves

Estimated  quantities  of proved  crude oil and natural gas reserves at December

31, 2013 and 2012 and changes in the reserves during the periods are shown below

(in  thousands).  These reserve  estimates have been prepared in compliance with

Securities and Exchange  Commission  regulations  using the average price during

the   12-month   period,   determined   as  an   unweighted   average   of   the

first-day-of-the-month for each month.

                                                         Oil            Natural Gas           Total

                                                       (MBbls)             (MMcf)           (Mboe) (1)

                                                   -----------------  ----------------  -----------------

Estimated proved reserves at March 28, 2012                       -                 -                  -

   Purchase of proved reserves                                    -                 -                  -

                                                   -----------------  ----------------  -----------------

Estimated proved reserves at December 31, 2012                    -                 -                  -

   Purchase of proved reserves                                  355                20                357

   Extensions and discoveries (2)(Comment 9)                    133               335                190

   Production                                                    (7)               (1)                (7)

                                                   -----------------  ----------------  -----------------

Estimated proved reserves at December 31, 2013                  481               354                540

                                                   =================  ================  =================

Proved developed reserves:

   December 31, 2012                                              -                 -                  -

   December 31, 2013                                            437               187                468

Proved undeveloped reserves:

   December 31, 2012                                              -                 -                  -

   December 31, 2013                                             44               167                 72

Base pricing, after adjustments for contractual

   differentials:                                    $/BBL WTI SPOT   $/MCF HHUB SPOT

   December 31, 2013                                        $103.99             $3.73

-------------------------

[1] Mboe is based on a ratio of 6 Mcf to 1 barrel.

[2] The 2013  extensions and discoveries  resulted  primarily from the Company's

Oklahoma Blue Quail and Texas Archer County drilling programs and related offset wells as well as workovers of existing Five Jab wells.

Schedule of Standardized Measure of Discounted Future Net Cash Flows

The  discounted  future net cash flows related to proved oil and gas reserves at

December 31, 2013 and 2012 (in thousands):

                                               December 31,

                                                   2013             2012

                                            -----------------  ---------------

Future cash inflows                         $         51,313   $            -

Less future costs:

   Production                                         16,548                -

   Development [1]                                     3,142                -

   Income taxes                                       10,752                -

                                            -----------------  ---------------

Future net cash flows                                 20,871                -

                 10% discount factor                  (8,161)               -

                                            -----------------  ---------------

Standardized measure  of discounted

   future net cash flows                    $         12,710   $            -

                                            =================  ===============

Estimated future development costs          $          3,142   $            -

                                            =================  ===============

------------------

[1] Includes cost to P&A proved properties.

Schedule of Changes in Discounted Future Net Cash Flows

The following  summarizes  the principal  sources of change in the  standardized measure of discounted  future net cash flows during the year ended  December 31,

2013 and the period  March 28, 2012  (inception)  through  December 31, 2012 (in thousands):

                                                           For the Period

                                                           March 28, 2012

                              For the Year Ended          (inception) through

                               December 31, 2013           Decmeber 31, 2012

                           --------------------------   -----------------------

Beginning of the period    $                       -    $                    -

Purchase of proved

 reserves                                      8,189                         -

Changes in prices                                958                         -

Extension and discoveries                      3,948

Sales of oil and natural

 gas produced during

 the period, net of

 production costs                               (385)                        -

                           --------------------------   -----------------------

End of period              $                  12,710    $                    -

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